COMBINED AND CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026
Statement of Stockholders' Equity [Abstract]
Common dividends, per share (in dollars per share)	$ 0.285	$ 0.4449